Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Apr. 02, 2024
Trenchless Fund ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Trenchless Fund ETF NAV
Account Value	$ 11,853	$ 10,000
NASDAQ Composite Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Account Value	$ 11,954	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 11,413	$ 10,000